                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      March 31, 2004
                                                   --------------


Check here if Amendment                 Amendment Number:
                                                               ----------

   This Amendment (Check only one):       is a restatement

                                          adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  200 Greenwich Avenue
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:    28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          -----------------------------------------
Title:    President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

                /s/ William C. Crowley                            Greenwich, CT                           May 14, 2004
          -----------------------------------------               ------------------------------       -------------------
                      (Signature)                                           (City, State)                     (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     12
Form 13F Information Table Value Total:             $6,282,996
                                                (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F Information Table

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

AutoNation, Inc.  Common       05329W-10-2     333,790     19,577,107  SH            DEFINED                19,577,107
AutoNation, Inc.  Common       05329W-10-2     948,341     55,621,193  SH              SOLE                 55,621,193
Autozone Inc.     Common       053332-10-2     905,524     10,533,020  SH            DEFINED                10,533,020
Autozone Inc.     Common       053332-10-2     807,747      9,395,680  SH              SOLE                  9,395,680
Deluxe Corp.      Common       248019-10-1      34,392        857,667  SH            DEFINED                   857,667
Deluxe Corp.      Common       248019-10-1     200,869      5,009,203  SH              SOLE                  5,009,203
Footstar Inc.     Common       344912-10-0         947        386,434  SH            DEFINED                   386,434
Footstar Inc.     Common       344912-10-0       3,953      1,613,366  SH              SOLE                  1,613,366
Kmart Holding
 Corporation      Common       498780-10-5   1,566,644     37,768,667  SH            DEFINED                37,768,667
Kmart Holding
 Corporation      Common       498780-10-5     144,733      3,489,225  SH              SOLE                  3,489,225
Sears, Roebuck
 & Co.            Common       812387-10-8     192,988      4,492,266  SH            DEFINED                 4,492,266
Sears, Roebuck
 & Co.            Common       812387-10-8   1,143,068     26,607,734  SH              SOLE                 26,607,734